Exhibit 99.1

Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	August 14, 2015
Closing Date:	September 16, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,061,790,025.14	57,449	3.31%	58.28
Original Adj. Pool Balance:		$1,020,665,769.69

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$211,000,000.00	19.872%	0.39000%		September 15, 2016
Class A-2-A Notes	Fixed	$250,000,000.00	23.545%	0.99000%		November 15, 2018
Class A-2-B Notes	Floating	$145,000,000.00	13.656%	LIBOR + 0.37%		November 15, 2018
Class A-3 Notes	Fixed	$255,000,000.00	24.016%	1.46000%		February 18, 2020
Class A-4 Notes	Fixed	$83,630,000.00	7.876%	1.78000%		November 15, 2021
Class B Notes	Fixed	$18,370,000.00	1.730%	2.15000%		November 15, 2021
Class C Notes	Fixed	$27,560,000.00	2.596%	2.55000%		November 15, 2021
Class D Notes	Fixed	$22,450,000.00	2.114%	3.15000%		June 15, 2022
Total Securities		$1,013,010,000.00	95.406%

Overcollateralization		$7,655,769.69	0.721%
YSOA		$41,124,255.45	3.873%
Total Original Pool Balance		$1,061,790,025.14	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$17,592,815.98	0.0833783	$-	-	$17,592,815.98
Class A-2-A Notes	$250,000,000.00	1.0000000	$242,813,411.43	0.9712536	$7,186,588.57
Class A-2-B Notes	$145,000,000.00	1.0000000	$140,831,778.63	0.9712536	$4,168,221.37
Class A-3 Notes	$255,000,000.00	1.0000000	$255,000,000.00	1.0000000	$-
Class A-4 Notes	$83,630,000.00	1.0000000	$83,630,000.00	1.0000000	$-
Class B Notes	$18,370,000.00	1.0000000	$18,370,000.00	1.0000000	$-
Class C Notes	$27,560,000.00	1.0000000	$27,560,000.00	1.0000000	$-
Class D Notes	$22,450,000.00	1.0000000	$22,450,000.00	1.0000000	$-
Total Securities	$819,602,815.98	0.8090767	$790,655,190.05	0.7805009	$28,947,625.93

Weighted Avg. Coupon (WAC)	3.27%		3.26%
Weighted Avg. Remaining Maturity (WARM)	52.16		51.18
Pool Receivables Balance	$867,613,760.38		$837,455,131.94
Remaining Number of Receivables	52,474		51,624

Adjusted Pool Balance	$834,912,802.53		$805,965,176.60

III. COLLECTIONS

Principal:
Principal Collections	$29,091,398.99
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$732,512.36
Total Principal Collections	$29,823,911.35

Interest:
Interest Collections	$2,309,488.07
Late Fees & Other Charges	$37,786.32
Interest on Repurchase Principal
Total Interest Collections	$2,347,274.39

Collection Account Interest	$9,780.02
Reserve Account Interest	$930.59
Servicer Advances	$-

Total Collections	$32,181,896.35

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$32,181,896.35
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$32,181,896.35
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$723,011.47	$-	$723,011.47	$723,011.47
Collection Account Interest					$9,780.02
Late Fees & Other Charges					$37,786.32
Total due to Servicer					$770,577.81

2. Class A Noteholders Interest:
Class A-1 Notes		$5,908.25		$5,908.25
Class A-2-A Notes		$206,250.00		$206,250.00
Class A-2-B Notes		$100,663.03		$100,663.03
Class A-3 Notes		$310,250.00		$310,250.00
Class A-4 Notes		$124,051.17		$124,051.17

Total Class A interest:		$747,122.45		$747,122.45	$747,122.45

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,912.92		$32,912.92	$32,912.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,565.00		$58,565.00	$58,565.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$58,931.25		$58,931.25	$58,931.25

Available Funds Remaining:					$30,513,786.92

9. Regular Principal Distribution Amount:					$28,947,625.93

		Distributable Amount		Paid Amount
Class A-1 Notes				$17,592,815.98
Class A-2-A Notes				$7,186,588.57
Class A-2-B Notes				$4,168,221.37
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$28,947,625.93		$28,947,625.93
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,947,625.93		$28,947,625.93

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,566,160.99

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$32,700,957.85
Beginning Period Amount	$32,700,957.85
Current Period Amortization	$1,211,002.51
Ending Period Required Amount	$31,489,955.34
Ending Period Amount	$31,489,955.34
Next Distribution Date Required Amount	$30,300,857.02

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,551,664.42
Beginning Period Amount	$2,551,664.42
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,551,664.42
Ending Period Amount	$2,551,664.42

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$15,309,986.55	$15,309,986.55	$15,309,986.55
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	1.83%	1.90%	1.90%

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Hyundai Auto Receivables Trust 2015-C
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	99.24%	51,232	99.12%	$830,106,779.98
30 - 60 Days	0.58%	301	0.65%	$5,456,102.84
61 - 90 Days	0.14%	72	0.18%	$1,540,320.27
91-120 Days	0.03%	18	0.04%	$327,128.43
121 + Days	0.00%	1	0.00%	$24,800.42
Total		51,624		$837,455,131.94

Delinquent Receivables 30+ Days Past Due
Current Period	0.76%	392	0.88%	$7,348,351.96
1st Preceding Collection Period	0.74%	390	0.85%	$7,366,790.37
2nd Preceding Collection Period	0.89%	475	1.01%	$9,068,512.80
3rd Preceding Collection Period	0.88%	473	0.98%	$8,996,044.43
Four-Month Average	0.82%		0.93%

Repossession in Current Period		31		$695,976.12
Repossession Inventory		65		$584,173.88

Current Charge-Offs
Gross Principal of Charge-Offs				$1,067,229.45
Recoveries				$(732,512.36)
Net Loss				$334,717.09

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.46%

Average Pool Balance for Current Period				$852,534,446.16

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.47%
1st Preceding Collection Period				0.98%
2nd Preceding Collection Period				0.59%
3rd Preceding Collection Period				1.01%
Four-Month Average				0.76%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	90	371	$4,981,845.28
Recoveries	77	237	$(1,968,591.82)
Net Loss			$3,013,253.46
Cumulative Net Loss as a % of Initial Pool Balance			0.28%

Net Loss for Receivables that have experienced a Net Loss *	71	294	$3,018,213.07
Average Net Loss for Receivables that have experienced a Net Loss			$10,266.03

Principal Balance of Extensions			$2,320,181.04
Number of Extensions			109

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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